Employee separation charges	12 Months Ended
Dec. 31, 2011
Employee separation charges
Employee separation charges

26.  Employee separation charges

Separation charges for 2011, 2010 and 2009 were $112 million, $33 million and $481 million, respectively, and were recognized in Other operating (income) expenses in Statement 1.  The separation charges in 2011 were primarily related to the acquisition of Bucyrus.  The separation charges in 2010 and 2009 primarily were related to voluntary and involuntary separation programs in response to the global recession in 2008 and 2009 and streamlining of our corporate structure in 2010.

Our accounting for separations was dependent upon how the particular program was designed.  For voluntary programs, eligible separation costs were recognized at the time of employee acceptance.  For involuntary programs, eligible costs were recognized when management had approved the program, the affected employees had been properly notified and the costs were estimable.

In addition to the separation charges noted above, in 2009 we reported $225 million of costs associated with certain pension and other postretirement benefit plans, which were also recognized in Other operating (income) expenses in Statement 1.  See Note 12 for additional information.

In 2011, the majority of separation charges were assigned primarily to Resource Industries.  For 2010 and 2009, the majority of the separation charges, made up primarily of cash severance payments, pension and other postretirement benefit costs, and stock-based compensation costs noted above were not assigned to operating segments.  The 2009 charges are included in the reconciliation of total accountable profit from reportable segments to total profit before taxes.  See Note 22 for additional details surrounding this reconciliation.

The following table summarizes the 2009, 2010 and 2011 separation activity:

(Millions of dollars)	Total
Liability balance at December 31, 2008	$11

Increase in liability (separation charges)	$481
Reduction in liability (payments and other adjustments)	(443)
Liability balance at December 31, 2009	$49

Increase in liability (separation charges)	$33
Reduction in liability (payments and other adjustments)	(60)
Liability balance at December 31, 2010	$22

Increase in liability (separation charges)	$112
Reduction in liability (payments and other adjustments)	(44)
Liability balance at December 31, 2011	$90

The remaining liability balances as of December 31, 2011 represent costs for employees that have either not yet separated from the Company or their full severance has not yet been paid.  The majority of these remaining costs are expected to be paid in 2012.